Related party transactions - Narrative (Details) - Balances and transactions between members of the Lloyds Bank Group - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Interest income on other financial assets	£ 3	£ 3
Interest expense on other financial liabilities	£ 270	£ 242